Liquidity, Going Concern and Management's Plans - Additional Information (Detail)												3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 07, 2017 USD ($) shares	Mar. 06, 2017 USD ($)	Jan. 27, 2017 USD ($) shares	Dec. 22, 2016 USD ($)	Sep. 29, 2016 USD ($)	Jul. 05, 2016 USD ($)	Jun. 29, 2016 USD ($) $ / shares shares	Jan. 08, 2016 USD ($)	Oct. 15, 2015 USD ($)	Oct. 12, 2015 USD ($) Closings	Jul. 24, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) Closings	Dec. 31, 2016 USD ($) Closings shares	Dec. 31, 2015 USD ($)	Jul. 18, 2017 USD ($)
Liquidity And Managements Plans [Line Items]
Net loss												$ (3,786,000)	$ (2,750,000)		$ (10,642,000)	$ (9,452,000)	$ (12,065,214)	$ (15,908,546)
Accumulated deficit												(108,954,000)			(108,954,000)		(98,311,887)	(86,246,673)
Positive (deficit) in working capital												$ 4,700,000			4,700,000		2,100,000
Net cash used in operating activities															(7,218,000)	(10,809,000)	(13,497,980)	(10,299,330)
Expenses related stock issuance																	0	575,181
Proceeds from issuance of common stock	$ 10,000,000														10,000,000	70,000	0	1,434,194
Shares issued for an investment (in shares) | shares	1,666,666
Essentialis, Inc. [Member]
Liquidity And Managements Plans [Line Items]
Amount of financing needed				$ 8,000,000
Proceeds from issuance of common stock	$ 8,000,000	$ 8,000,000
Series B Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of Series A Convertible Preferred															$ 0	13,479,000	$ 13,479,185	0
Common stock on an as-converted basis (shares) | shares																	(1,000)
Common Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Ownership interest (percent)							4.99%					4.99%			4.99%
Series A Convertible Preferred Stock [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of Series A Convertible Preferred															$ 0	5,070,000	$ 5,070,339	4,230,150
Expenses related stock issuance															$ 0	$ 71,000	$ 71,493	$ 0
Common stock on an as-converted basis (shares) | shares																	(2,220)
Repurchase of Series A Convertible Preferred shares (shares) | shares																	7,780
Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement										$ 10,000,000
Number of closings | Closings										2
Net proceeds from issuance of Series A Convertible Preferred								$ 5,000,000	$ 4,100,000
Expenses related stock issuance								$ 500,000	$ 400,000
Aspire Capital Fund, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement			$ 17,000,000								$ 10,000,000
Agreement term			30 months								24 months
Shares issued during period (in shares) | shares	416,666		141,666											101,317
Value of common stock shares issued														$ 1,400,000
Proceeds from issuance of common stock	$ 2,000,000	$ 2,000,000	$ 2,000,000
2016 Sabby Purchase Agreement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Aggregate amount of shares repurchased							$ 7,780,000
Common stock on an as-converted basis (shares) | shares							841,081
2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of closings | Closings																2	2
Net proceeds from issuance of Series A Convertible Preferred					$ 4,400,000	$ 1,300,000
Expenses related stock issuance					$ 300,000	$ 100,000
2016 Sabby Purchase Agreement [Member] | Common Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Ownership interest (percent)							4.99%
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of Series A Convertible Preferred							$ 5,600,000
Repurchase of Series A Convertible Preferred shares (shares) | shares							7,780
2016 Sabby Purchase Agreement [Member] | Private Placement [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Conversion price per share (in dollars per share) | $ / shares							$ 5.00
2016 Sabby Purchase Agreement [Member] | Private Placement [Member] | Series B Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement							$ 13,780,000
Number of shares issued in transaction | shares							13,780
2016 Sabby Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued upon conversion | shares							2,756,000
NeoForce Holdings Inc. [Member]
Liquidity And Managements Plans [Line Items]
Total sales proceeds																			$ 977,000